Reconciliation of Pension and OPEB Plan Obligations, Assets and Funded Status (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Benefit obligations
End of period	$ 6,159
Fair value of plan assets
Beginning of period	4,501
End of period	5,248	$ 4,501
Pension benefits
Benefit obligations
Beginning of period	5,717	5,423
Service cost	91	93	$ 128
Interest cost	180	183	211
Participant contributions	5	5
Actuarial loss	333	298
Benefit payments	(251)	(234)
Settlements	(9)	(6)
Acquisitions	2
Plan amendments	(7)
Foreign exchange and other	98	(45)
End of period	6,159	5,717	5,423
Fair value of plan assets
Beginning of period	4,501	3,698
Actual return on plan assets	708	309
Employer contributions	242	752
Participant contributions	5	5
Benefit payments	(251)	(234)
Settlements	(9)	(6)
Foreign exchange and other	52	(23)
End of period	5,248	4,501	3,698
Funded status at December 31	(911)	(1,216)
Amounts recognized in the consolidated balance sheets
Noncurrent asset	65	42
Current liability	(24)	(23)
Noncurrent liability	(952)	(1,235)
Net liability recognized at December 31	(911)	(1,216)
OPEB
Benefit obligations
Beginning of period	243	266	243
Service cost	1	2	4
Interest cost	7	8	14
Actuarial loss	2	10
Benefit payments	(18)	(20)
Plan amendments		(23)
End of period	235	243	$ 266
Fair value of plan assets
Employer contributions	18	20
Benefit payments	(18)	(20)
Funded status at December 31	(235)	(243)
Amounts recognized in the consolidated balance sheets
Current liability	(19)	(19)
Noncurrent liability	(216)	(224)
Net liability recognized at December 31	$ (235)	$ (243)